RELATED PARTY TRANSACTIONS (10K)	12 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	17. RELATED PARTY TRANSACTIONS There were no related party transactions during the years ended June 30, 2016, 2015 and 2014.